LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN DISCIPLINED EQUITY FUND

January 3, 2000

Dear Shareholder:

The J.P. Morgan Disciplined Equity Fund provided a 4.90% return for the six months ended November 30, 1999. Though it posted a solid return, the fund lagged both the 7.36% return of the S&P 500 Index, as well as the 8.52% return of the Lipper Growth & Income Fund Average.

The fund's net asset value increased from $18.22 per share at May 31, 1999,to $19.05 at November 30, 1999, after making distributions of $0.06 from ordinary income. The fund's net assets stood at $181.5 million at the end of the period under review. The net assets of the master portfolio, in which the fund invests, totaled approximately $1.5 billion at November 30, 1999.

This report includes an interview with Timothy J. Devlin, the portfolio manager primarily responsible for the master portfolio. In this interview, Tim discusses events in the equity markets, portfolio performance, and his outlook for the coming months.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 521-5411.

Sincerely yours,

/s/ Ramon de Oliveira                   /s/ Keith M. Schappert

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated

-------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS..........1   FUND FACTS AND HIGHLIGHTS...........6
FUND PERFORMANCE....................2   FINANCIAL STATEMENTS................8
PORTFOLIO MANAGER Q&A...............3

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

PERFORMANCE                                                          TOTAL RETURNS             AVERAGE ANNUAL TOTAL RETURNS
                                                                     -------------------       ----------------------------
                                                                     THREE        SIX          ONE         SINCE
AS OF NOVEMBER 30, 1999                                              MONTHS       MONTHS       YEAR        INCEPTION*
----------------------------------------------------------------------------------------       ----------------------------
J.P. Morgan Disciplined Equity Fund*                                  3.70%        4.90%       19.29%      24.71%
S&P 500 Index**                                                       5.52%        7.36%       20.89%      24.13%
Lipper Growth & Income Fund Average                                   6.45%        8.52%       22.35%      21.21%

AS OF SEPTEMBER 30, 1999
----------------------------------------------------------------------------------------       ----------------------------
J.P. Morgan Disciplined Equity Fund*                                 -6.55%        1.58%       29.47%      23.35%
S&P 500 Index**                                                      -6.25%        0.36%       27.80%      22.03%
Lipper Growth & Income Fund Average                                   1.75%       20.06%        5.46%      18.93%

*THE J.P. MORGAN DISCIPLINED EQUITY FUND'S RETURNS INCLUDE HISTORICAL RETURNS OF THE J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND, WHICH HAD A LOWER EXPENSE RATIO, FROM JANUARY 3, 1997, (THE INCEPTION DATE OF THE J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND) THROUGH DECEMBER 31, 1997 (THE INCEPTION DATE OF THE J.P. MORGAN DISCIPLINED EQUITY FUND). FOR THE PURPOSES OF COMPARISON, THE "SINCE INCEPTION" RETURNS ARE CALCULATED FROM JANUARY 31, 1997, THE FIRST DATE WHEN DATA FOR THE FUND'S BENCHMARK AND ITS LIPPER CATEGORY WERE AVAILABLE. THE J.P. MORGAN DISCIPLINED EQUITY FUND'S TOTAL RETURN SINCE ITS COMMENCEMENT OF OPERATIONS ON 12/31/97 IS 26.12%.

**THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 U.S. STOCKS WIDELY USED TO MEASURE OVERALL STOCK MARKET PERFORMANCE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS, AND REFLECT THE REIMBURSEMENT OF FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with TIMOTHY J. DEVLIN, vice president and member of the portfolio management team for the master portfolio, in which the fund invests. Tim joined J.P. Morgan in 1996 after spending nine years at Mitchell Hutchins Asset Management Inc., where he managed quantitatively driven equity portfolios for institutional and retail investors. Tim was educated at Union College, where he received a B.A. in Economics. This interview was conducted on December 9, 1999, and reflects Tim's views on that date.

WHAT WERE THE KEY TRENDS IN THE U.S EQUITY MARKET OVER THE PAST SIX MONTHS?

TJD: On the macro level, we saw four main trends affecting the equity market over the past six months. First, the U.S. economy continued to be strong, although there have been some recent signs of moderation, including a slowing in housing starts and retail chain stores sales. Overall, however, the economy continues to chug along. Second, we are in a rising interest rate environment. With three quarter-point rate hikes in June, August, and November, the Federal Reserve took back all the easing it had added last year in the face of the global economic crisis. Third, and directly related to Fed activity, is the fact that inflation continues to be benign. The Fed has remained ever alert for the specter of inflation to rear its head, and for the most part it has not. Wage pressures have remained dormant; it is in industrial commodity prices that pressure has been building. This has been concentrated in oil prices, which have more than doubled this year, and we expect they still have room to go up, particularly with Iraq's latest cessation of production. Fourth, global growth on the whole has been showing signs of improvement. The recent data coming out of Europe, Japan, and the emerging markets indicate that growth finally is taking hold.

For the U.S. equity market, this six-month period was a highly volatile one. Rising interest rates and fears of Y2K-related problems as the year-end approaches have created an environment of extreme uncertainty. This has caused the market to favor some of the stocks that have already done well this year, as investors look for certainty.

The S&P was up 14.3% year-to-date, and 7.4% over the six months ended November
30. Positive earnings announcements and forecasts for future strong earnings propelled this market forward. On the flip side, however, any company that missed consensus expectations, even by a penny or two, was punished by the market.

The spread between sectors manifested itself even further between growth versus value. For the year-to-date through November, the S&P 500/BARRA Growth was up 19.41%, whereas the S&P 500/BARRA Value was up just 8.64%. This disparity is even more striking in the small-cap arena where, for the same year-to-date period, the Russell 2000 Growth returned 21.65% versus the -4.42% return of the Russell 2000 Value.

Within the S&P 500, 10 of the 16 industrial sectors were in negative territory for the six-month period, some significantly. Reflective of the over-rewarding of good earnings and knockdown of underperformers, the performance among different sectors was at extremes. For example, utilities were down 14.2%, consumer cyclicals were down 16.5%, and transportation (largely due to the increase in oil prices) was down 17.7%. However, technology - which currently accounts for over 25% of the market, compared to the 10% it comprised a few years ago - was up 34.5%, and telecom was up over 8%. The leadership of the market narrowed even further, driven by the continued dramatic performance of tech stocks. This has been fueled by optimism about spending by both consumers and businesses on technology and telecom products and services, much of which is driven by the increased importance of the Internet and e-commerce applications. Strong Internet sales are expected over the holidays, and businesses, having addressed Y2K issues, are starting to pour money into e-commerce; the "realization" is that a company can't survive unless it's on the web.

HOW DID THE PORTFOLIO PERFORM IN THIS ENVIRONMENT?

TJD: The fund returned 4.90% for the period while the S&P 500 rose 7.36%. The exceptionally near-term focus described above can create a difficult environment for our longer-term valuation process. Although the fund underperformed the benchmark, the shortfall was limited by the risk management of our process. You may recall that the portfolio is always sector- and style-neutral to the benchmark. In an environment where, over a six-month period, one sector returns 35% and another is down 17%, the penalty for not choosing the winning sector is severe. Our process relies on selecting the most attractive stocks - and more importantly, avoiding the unattractive stocks - within each sector, while matching the sector weights and style characteristics of the benchmark.

WHICH HOLDINGS ADDED TO PERFORMANCE?

TJD: Among the positions that added the most to relative performance were overweights in Sun Microsystems, Warner Lambert, and Procter & Gamble.

Sun Microsystems continues to be a top performer for us. The leading vendor of UNIX-based systems transformed itself from the technical workstations to enterprise servers with a focus on mission critical applications. Sun more than doubled over the period as sales of its servers continued to benefit from growth in the Internet. Pharmaceutical giant Warner Lambert rose following its friendly merger proposal to American Home Products, upon which Pfizer stepped in as a hostile suitor. Procter & Gamble, the household products manufacturer, has been a beneficiary of positive consumer spending trends.

Underweights in Hewlett-Packard and Bank One, which were both down over the six months, helped performance. HP, the computer manufacturer, made profit warnings twice in October, saying that fourth-quarter profits would be hurt by softness in its UNIX server business. Analysts cut estimates and downgraded the stock on fears that softness would continue through year-end (it has since bounced back). Bank One continues to be hit by weakness in its credit card business.

WHICH ONES DETRACTED FROM PERFORMANCE?

TJD: In addition to the hostile market environment, company-specific events hurt performance. Waste Management, in particular, detracted. The company's shares were down 69% over the six months. During the summer, it restated first- and second-quarter earnings and fired both the CFO and CEO. Our relatively modest overweight hurt performance.

Our overweight in IBM detracted from performance. In October, Big Blue announced slowing mainframe sales resulting from the end of Y2K spending would reduce earnings for the coming quarters. Likewise our overweight in Xerox hurt us as its 3Q99 earnings reported in October fell short of expectations.

An underweight in Nortel Networks and not owning Qualcomm, both of which gained a significant amount over the period, reduced performance. Both are benefiting from increased spending on telecommunications and wireless technology in particular.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

TJD: We remain somewhat cautious as the overall level of the equity market remains high. The leadership has become too narrow, focused on too few companies. Moreover, the extremely high valuations of tech companies do not allow for anything less than perfection. We expect the volatility of the past year to continue into 2000. According to our valuations, the spread between the most attractive and the fairly valued stocks is the largest we have ever seen, indicating a lot of pent-up value in the market. Though it's hard to say when this value will be realized, hopefully when some of the uncertainty is removed (i.e., a disruption-free Y2K and more clarity about inflation and Fed activity), valuation will become important again.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Disciplined Equity Fund seeks to provide a high total return from a broadly diversified portfolio of equity securities. It is designed for investors who want the potential to outperform the S&P 500 Index without assuming a level of risk substantially greater than that of the Index.

-------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
12/31/97

-------------------------------------------------------------------------------
FUND NET ASSETS AS OF 11/30/99
$181,547,390

-------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 11/30/99
$1,476,254,739

-------------------------------------------------------------------------------
DIVIDEND PAYABLE DATE
12/20/99

-------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/20/99

EXPENSE RATIO
The fund's current annualized expense ratio of 0.75% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring dividend or redemption proceeds from the fund.


FUND HIGHLIGHTS
ALL DATA AS OF NOVEMBER 30, 1999

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

TECHNOLOGY                          22.9%
CONSUMER GOODS AND SERVICES         21.5%
FINANCE                             13.9%
HEALTHCARE                          10.5%
UTILITIES                            9.6%
INDUSTRIAL PRODUCTS & SERVICES       8.8%
ENERGY                               5.7%
BASIC INDUSTRIES                     2.6%
TRANSPORTATION                       0.7%
SHORT-TERM & OTHER INVESTMENTS       3.8%


LARGEST EQUITY HOLDINGS             % OF TOTAL INVESTMENTS
----------------------------------------------------------
MICROSOFT CORP. (TECHNOLOGY)                     5.0%
GENERAL ELECTRIC CO.                             3.4%
   (INDUSTRIAL PRODUCTS & SERVICES)
CISCO SYSTEMS, INC. (TECHNOLOGY)                 3.3%
INTEL CORP. (TECHNOLOGY)                         3.0%
LUCENT TECHNOLOGIES (TECHNOLOGY)                 2.5%
SBC COMMUNICATIONS, INC. (UTILITIES)             2.2%
WAL-MART STORES, INC.                            2.2%
   (CONSUMER GOODS & SERVICES)
MCI WORLDCOM, INC.                               2.1%
   (TECHNOLOGY)
BRISTOL-MYERS SQUIBB CO. (HEALTHCARE)            2.0%
PROCTER & GAMBLE CO.                             1.9%
   (CONSUMER GOODS & SERVICES)

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Opinions expressed herein are based on current market conditions and are subject to change without notice. The fund invests in a master portfolio (another fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN DISCIPLINED EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investment in The Disciplined Equity Portfolio
  ("Portfolio"), at value                          $181,670,450
Receivable for Shares of Beneficial Interest Sold       188,255
Deferred Organization Expenses                            4,370
Receivable for Expense Reimbursements                       682
Prepaid Expenses and Other Assets                           304
                                                   ------------
    Total Assets                                    181,864,061
                                                   ------------
LIABILITIES
Payable for Shares of Beneficial Interest
  Redeemed                                              258,906
Payable for Administration and Management Fees           10,088
Dividends Payable to Shareholders                        37,175
Administrative Services Fee Payable                         191
Administration Fee Payable                                3,710
Fund Services Fee Payable                                    45
Accrued Trustees' Fees and Expenses                         168
Accrued Expenses                                          6,388
                                                   ------------
    Total Liabilities                                   316,671
                                                   ------------
NET ASSETS
Applicable to 9,531,633 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $181,547,390
                                                   ============
Net Asset Value, Offering and Redemption Price
  Per Share                                              $19.05
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $168,252,812
Undistributed Net Investment Income                     407,506
Accumulated Net Realized Gain on Investment           3,738,293
Net Unrealized Appreciation of Investment             9,148,779
                                                   ------------
    Net Assets                                     $181,547,390
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN DISCIPLINED EQUITY FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Dividend Income (Net of Foreign
  Withholding Tax of $4,729)                                 $1,034,564
Allocated Interest Income                                        97,701
Allocated Portfolio Expenses                                   (310,413)
                                                             ----------
    Net Investment Income Allocated from
      Portfolio                                                 821,852
FUND EXPENSES
Shareholder Servicing Fee                          $193,049
Administrative Services Fee                          19,541
Registration Fees                                    10,085
Professional Fees                                     6,202
Fund Services Fee                                     1,337
Administration Fee                                    1,083
Trustees' Fees and Expenses                             719
Amortization of Organization Expenses                   708
Insurance Expense                                        53
Miscellaneous                                        18,780
                                                   --------
    Total Fund Expenses                             251,557
Less: Reimbursement of Expenses                      (4,782)
                                                   --------
NET FUND EXPENSES                                               246,775
                                                             ----------
NET INVESTMENT INCOME                                           575,077
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                   4,726,766
NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENT ALLOCATED
  FROM PORTFOLIO                                             (1,503,096)
                                                             ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $3,798,747
                                                             ==========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN DISCIPLINED EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED     FOR THE FISCAL
                                                   NOVEMBER 30, 1999    YEAR ENDED
                                                      (UNAUDITED)      MAY 31, 1999
                                                   -----------------  --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $        575,077   $     496,484
Net Realized Gain on Investment Allocated from
  Portfolio                                               4,726,766         674,473
Net Change in Unrealized Appreciation
  (Depreciation) of Investment Allocated from
  Portfolio                                              (1,503,096)     10,305,886
                                                   ----------------   -------------
    Net Increase in Net Assets Resulting from
      Operations                                          3,798,747      11,476,843
                                                   ----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                      (432,635)       (248,386)
Net Realized Gain                                                --        (128,313)
                                                   ----------------   -------------
    Total Distributions to Shareholders                    (432,635)       (376,699)
                                                   ----------------   -------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold        101,938,204     108,061,646
Reinvestment of Dividends and Distributions                 412,656         363,369
Cost of Shares of Beneficial Interest Redeemed          (44,762,011)    (16,969,659)
                                                   ----------------   -------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                                57,588,849      91,455,356
                                                   ----------------   -------------
    Total Increase in Net Assets                         60,954,961     102,555,500
NET ASSETS
Beginning of Period                                     120,592,429      18,036,929
                                                   ----------------   -------------
End of Period (including undistributed net
  investment income of $407,506 and $265,064,
  respectively)                                    $    181,547,390   $ 120,592,429
                                                   ================   =============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN DISCIPLINED EQUITY FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for shares outstanding throughout each period is as follows:

                                                                                          FOR THE PERIOD
                                                         FOR THE                        DECEMBER 31, 1997
                                                    SIX MONTHS ENDED   FOR THE FISCAL     (COMMENCEMENT
                                                    NOVEMBER 30, 1999    YEAR ENDED       OF OPERATIONS)
                                                       (UNAUDITED)      MAY 31, 1999   THROUGH MAY 31, 1998
                                                    -----------------  --------------  --------------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD          $  18.22          $  14.95           $ 12.98
                                                        --------          --------           -------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                       0.09              0.12              0.03
Net Realized and Unrealized Gain on Investment              0.83              3.28              1.96
                                                        --------          --------           -------
Total from Investment Operations                            0.92              3.40              1.99
                                                        --------          --------           -------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                      (0.09)            (0.09)            (0.02)
Net Realized Gain                                             --             (0.04)               --
                                                        --------          --------           -------
Total Distributions to Shareholders                        (0.09)            (0.13)            (0.02)
                                                        --------          --------           -------

NET ASSET VALUE PER SHARE, END OF PERIOD                $  19.05          $  18.22           $ 14.95
                                                        ========          ========           =======

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                4.09%(a)         22.86%            15.33%(a)
Net Assets, End of Period (in thousands)                $181,547          $120,592           $18,037
Ratios to Average Net Assets
  Net Expenses                                              0.72%(b)          0.75%             0.75%(b)
  Net Investment Income                                     0.73%(b)          0.89%             1.00%(b)
  Expenses without Reimbursement                            0.76%(b)          0.86%             3.28%(b)

------------------------
(a) Not Annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN DISCIPLINED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Disciplined Equity Fund (the "fund") is a separate series of J.P. Morgan Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on December 31, 1997.

The fund invests all of its investable assets in The Disciplined Equity Portfolio (the "portfolio"), a diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (12% at November 30, 1999). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income is declared as dividends and paid quarterly. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

   d) The fund incurred organization expenses in the amount of $7,898. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), has paid the organization expenses of the fund. The fund has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations.

   e) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   f) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J.P. MORGAN DISCIPLINED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust, and certain other investment companies subject to similar agreements with FDI. For the six months period ended November 30, 1999, the fee for these services amounted to $1,083.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios in which the trust and the J.P. Morgan Institutional Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of the aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months period ended November 30, 1999, the fee for these services amounted to $19,541.

      In addition, J.P.Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 0.75% of the average daily net assets of the fund. This reimbursement arrangement can be changed or terminated at any time after February 28, 2000, at the option of J.P. Morgan. For the six months period ended November 30, 1999, Morgan has agreed to reimburse the fund $4,782 for expenses that exceeded this limit.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the fund. For the six months period ended November 30, 1999, the fee for these services amounted to $193,049.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreement") whereby Schwab makes the fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services

J.P. MORGAN DISCIPLINED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------
      agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $1,337 for the six months period ended November 30, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $300.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                                         FOR THE PERIOD
                                                   FOR THE SIX MONTHS   DECEMBER 31, 1997
                                                         ENDED          (COMMENCEMENT OF
                                                   NOVEMBER 30, 1999   OPERATIONS) THROUGH
                                                      (UNAUDITED)         MAY 31, 1998
                                                   ------------------  -------------------
Shares sold......................................          5,419,169            6,403,080
Reinvestment of dividends and distributions......             22,403               22,322
Shares redeemed..................................         (2,528,210)          (1,014,007)
                                                    ----------------   ------------------
Net Increase.....................................          2,913,362            5,411,395
                                                    ================   ==================

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 27, 1998, however, the fund as party to the Agreement has extend the Agreement and continues its participation until May 23, 2000. The maximum borrowing under the new Agreement is $150,000,000. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.085% (0.065% prior to May 26, 1999) on the unused portion of the committed amount. This is allocable to the funds in accordance with the procedures established by their respective trustees or directors. The fund has not borrowed pursuant to the Agreement as of November 30, 1999.

The Disciplined Equity Portfolio
Semi-Annual Report November 30, 1999
(The following pages should be read in conjunction with the J.P. Morgan Disciplined Equity Fund
Semi-Annual Financial Statements)

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------
COMMON STOCKS (96.8%)
BASIC INDUSTRIES (2.6%)
CHEMICALS (1.3%)
Air Products and Chemicals, Inc..................      130,100   $    4,211,987
Georgia Gulf Corp................................          100            2,550
IMC Global, Inc..................................       52,000          838,500
Lyondell Chemical Co.............................       83,300        1,166,200
PPG Industries, Inc..............................        7,000          409,937
Praxair, Inc.....................................       25,400        1,133,475
Rohm & Haas Co...................................      160,300        5,870,987
Solutia, Inc.....................................       77,000        1,155,000
Union Carbide Corp...............................       76,200        4,457,700
                                                                 --------------
                                                                     19,246,336
                                                                 --------------

FOREST PRODUCTS & PAPER (0.6%)
Bowater, Inc.....................................       18,900          926,100
Fort James Corp..................................       73,700        2,118,875
Georgia-Pacific Group............................        7,200          286,650
International Paper Co...........................       53,800        2,807,687
Louisiana-Pacific Corp...........................       12,500          153,125
Smurfit-Stone Container Corp.+...................       72,800        1,396,850
Temple-Inland, Inc...............................       18,600        1,064,850
                                                                 --------------
                                                                      8,754,137
                                                                 --------------

METALS & MINING (0.7%)
Alcoa, Inc.......................................      102,600        6,720,300
Allegheny Technologies, Inc......................       38,300          964,681
Freeport - McMoran Copper & Gold, Inc.,
  Class B+.......................................       51,700          817,506
Freeport-McMoran Copper & Gold, Inc., Class A+...       11,200          151,900
Reynolds Metals Co...............................       18,700        1,169,919
USX-U.S. Steel Group.............................       24,200          612,562
                                                                 --------------
                                                                     10,436,868
                                                                 --------------
  TOTAL BASIC INDUSTRIES.........................                    38,437,341
                                                                 --------------

CONSUMER GOODS & SERVICES (21.6%)
APPARELS & TEXTILES (0.1%)
Fruit of the Loom, Inc., Class A+................       14,600           27,375
Jones Apparel Group, Inc.+.......................       42,100        1,123,544
                                                                 --------------
                                                                      1,150,919
                                                                 --------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------

AUTOMOTIVE (1.6%)
Cooper Tire & Rubber Co..........................       12,600   $      189,000
Dana Corp........................................       58,000        1,609,500
Delphi Automotive Systems Corp...................      193,200        3,042,900
Ford Motor Co....................................      283,000       14,291,500
Genuine Parts Co.................................       48,100        1,238,575
Goodyear Tire and Rubber Co......................       51,600        1,741,500
Lear Corp.+......................................       36,800        1,216,700
Tenneco Automotive Inc...........................           80              630
                                                                 --------------
                                                                     23,330,305
                                                                 --------------

BROADCASTING & PUBLISHING (3.9%)
AT&T Corp. - Liberty Media Group, Class A+.......      282,500       11,812,031
Comcast Corp., Class A+..........................      222,700       10,063,256
Gannett Co., Inc.................................      111,100        7,950,594
Knight - Ridder, Inc.............................       38,600        2,106,112
MediaOne Group, Inc.+............................      253,800       20,113,650
New York Times Co., Class A......................       34,600        1,329,937
Times Mirror Co. New.............................       24,200        1,562,412
Washington Post Co., Class B.....................        3,900        2,228,850
                                                                 --------------
                                                                     57,166,842
                                                                 --------------

ENTERTAINMENT, LEISURE & MEDIA (2.5%)
America Online, Inc.+............................      375,400       27,286,887
International Game Technology+...................       51,900          934,200
Seagram Company Ltd. (i).........................      203,900        8,882,394
                                                                 --------------
                                                                     37,103,481
                                                                 --------------

FOOD, BEVERAGES & TOBACCO (3.7%)
Bestfoods........................................       51,900        2,844,769
Coca-Cola Co.....................................      156,600       10,541,137
General Mills, Inc...............................       40,600        1,530,112
H.J. Heinz Co....................................       85,500        3,580,312
Hershey Foods Corp...............................       36,000        1,768,500
Nabisco Holdings Corp., Class A..................        9,300          309,806
PepsiCo, Inc.....................................      179,500        6,203,969
Philip Morris Companies, Inc.....................      601,400       15,824,337
Sara Lee Corp....................................      194,300        4,711,775
Unilever NV-NY Shares (i)........................      124,800        6,793,800
                                                                 --------------
                                                                     54,108,517
                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------
HOUSEHOLD APPLIANCES & FURNISHINGS (0.1%)
Furniture Brands International, Inc.+............        5,000   $       97,500
Herman Miller, Inc...............................        1,600           36,600
Leggett & Platt, Inc.............................       64,900        1,391,294
                                                                 --------------
                                                                      1,525,394
                                                                 --------------

HOUSEHOLD PRODUCTS (2.4%)
Clorox Co........................................       60,800        2,709,400
Kimberly-Clark Corp..............................       75,600        4,828,950
Procter & Gamble Co..............................      261,700       28,263,600
Water Pik Technologies, Inc.+....................        1,730           12,140
                                                                 --------------
                                                                     35,814,090
                                                                 --------------

PERSONAL CARE (0.6%)
Gillette Co......................................      216,900        8,716,669
                                                                 --------------
RESTAURANTS & HOTELS (0.3%)
Extended Stay America, Inc.+.....................        3,800           29,212
Hilton Hotels Corp...............................      127,000        1,277,937
Mandalay Resort Group+...........................        4,400          102,575
Mirage Resorts, Inc.+............................      115,600        1,481,125
Starwood Hotels & Resorts Worldwide, Inc.........       84,300        1,880,944
                                                                 --------------
                                                                      4,771,793
                                                                 --------------

RETAIL (6.4%)
Abercrombie & Fitch Co., Class A+................       28,600          925,925
Albertson's, Inc.................................       84,800        2,708,300
CompUSA, Inc.+...................................       13,400           78,725
Dayton Hudson Corp...............................      135,000        9,525,937
Federated Department Stores, Inc.+...............       83,600        3,934,425
Footstar, Inc.+..................................          100            3,319
Gap, Inc.........................................      227,300        9,205,650
Hasbro, Inc......................................       28,800          621,000
Home Depot, Inc..................................      131,300       10,380,906
J.C. Penney, Inc.................................       69,100        1,541,794
Kmart Corp.......................................      144,900        1,439,944
Kroger Co.+......................................      245,000        5,221,562
Mattel, Inc......................................      154,600        2,212,712
May Department Stores Co.........................       88,700        2,982,537
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------
RETAIL (CONTINUED)

Nordstrom, Inc...................................       32,600   $      906,687
Reebok International Ltd. (ADR) (i)+.............        6,900           62,100
Safeway, Inc.+...................................      142,100        5,239,937
Sears, Roebuck & Co..............................       91,000        3,111,062
TJX Companies, Inc...............................      109,200        2,859,675
Wal-Mart Stores, Inc.............................      557,200       32,108,650
                                                                 --------------
                                                                     95,070,847
                                                                 --------------
  TOTAL CONSUMER GOODS & SERVICES................                   318,758,857
                                                                 --------------

ENERGY (5.7%)
GAS EXPLORATION (0.0%)
Union Pacific Resources Group, Inc...............       42,400          553,850
                                                                 --------------

OIL-PRODUCTION (5.5%)
Chevron Corp.....................................       89,600        7,935,200
Conoco, Inc., Class A............................       21,000          552,562
Conoco, Inc., Class B............................       81,300        2,129,044
Exxon Corp.......................................      348,300       27,624,544
Mobil Corp.......................................      170,200       17,753,987
Phillips Petroleum Co............................       41,400        1,979,437
Royal Dutch Petroleum Co. - NY Shares (i)........      339,500       19,691,000
Tosco Corp.......................................       64,100        1,734,706
Ultramar Diamond Shamrock Corp...................       30,700          777,094
Valero Energy Corp...............................       24,500          508,375
                                                                 --------------
                                                                     80,685,949
                                                                 --------------

OIL-SERVICES (0.2%)
Cooper Cameron Corp.+............................       20,800          891,800
ENSCO International, Inc.........................       22,400          449,400
Global Marine, Inc.+.............................       67,500        1,033,594
Input/Output, Inc.+..............................       10,300           55,362
R&B Falcon Corp..................................       74,900          926,887
Smith International, Inc.+.......................        8,100          322,987
                                                                 --------------
                                                                      3,680,030
                                                                 --------------
  TOTAL ENERGY...................................                    84,919,829
                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------
FINANCE (14.1%)
BANKING (7.9%)
AmSouth Bancorporation...........................       86,700   $    1,956,169
Associated Banc - Corp...........................       13,900          542,969
Astoria Financial Corp...........................       18,700          589,634
BancWest Corp....................................        6,400          282,000
Bank of America Corp.............................      393,800       23,037,300
Bank One Corp....................................      290,800       10,250,700
Charter One Financial, Inc.......................       50,400        1,093,050
Citigroup, Inc...................................      345,100       18,346,497
Colonial BancGroup, Inc..........................        3,600           41,175
Comerica, Inc....................................       38,000        2,014,000
Compass Bancshares, Inc..........................       33,000          837,375
Dime Bancorp, Inc................................       44,600          813,950
First Tennessee National Corp....................       33,100        1,088,162
First Union Corp.................................      285,300       11,037,544
First Virginia Banks, Inc........................        6,100          276,787
Firstar Corp.....................................       46,000        1,196,000
FirstMerit Corp..................................       18,100          470,034
FleetBoston Financial Corp.......................      131,100        4,957,219
Golden West Financial Corp.......................       12,400        1,251,625
GreenPoint Financial Corp........................       32,300          817,594
Hibernia Corp., Class A..........................       36,200          459,287
Huntington Bancshares, Inc.......................       50,300        1,392,681
KeyCorp..........................................      117,600        3,175,200
M & T Bank Corp..................................        1,800          846,000
Mercantile Bankshares Corp.......................       15,700          540,178
National City Corp...............................      141,800        3,536,137
North Fork Bancorporation, Inc...................       29,900          601,737
Pacific Century Financial Corp...................       10,700          209,987
Peoples Heritage Financial Group, Inc............       17,700          299,794
PNC Bank Corp....................................       86,200        4,805,650
Provident Financial Group, Inc...................       14,600          575,787
Regions Financial Corp...........................       62,500        1,714,844
Southtrust Corp..................................       40,500        1,571,906
Sovereign Bancorp, Inc...........................       35,500          315,062
Summit Bancorp...................................       39,800        1,298,475
TCF Financial Corp...............................       31,300          886,181
U.S. Bancorp.....................................      195,100        6,669,981
Union Planters Corp..............................       31,200        1,329,900
Washington Federal, Inc..........................        1,900           39,662
Washington Mutual, Inc...........................      169,000        4,901,000
Wilmington Trust Corp............................        4,400          221,650
                                                                 --------------
                                                                    116,290,883
                                                                 --------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------

FINANCIAL SERVICES (3.2%)
Associates First Capital Corp., Class A..........      166,200   $    5,526,150
AXA Financial, Inc...............................       70,400        2,367,200
Bear Stearns Companies, Inc......................       26,400        1,077,450
CIT Group, Inc., Class A.........................       64,800        1,344,600
Countrywide Credit Industries, Inc...............       26,800          753,750
E*TRADE Group, Inc.+.............................       44,300        1,331,769
Federal Home Loan Mortgage Corp..................      180,200        8,897,375
Federal National Mortgage Association............       50,400        3,357,900
Finova Group, Inc................................       16,700          621,031
Goldman Sachs Group, Inc.........................      100,300        7,535,037
Household International, Inc.....................      108,300        4,284,619
Merrill Lynch & Co., Inc.........................       93,200        7,514,250
Ocwen Financial Corp.+...........................        2,300           14,950
Paine Webber Group Inc...........................       32,900        1,289,269
TD Waterhouse Group, Inc.+.......................       89,700        1,575,356
                                                                 --------------
                                                                     47,490,706
                                                                 --------------

INSURANCE (3.0%)
Allstate Corp....................................      381,800        9,998,387
Ambac Financial Group, Inc.......................       31,600        1,722,200
American International Group, Inc................       51,900        5,358,675
Aon Corp.........................................      114,300        4,079,081
CIGNA Corp.......................................       58,200        4,786,950
Financial Security Assurance Holdings Ltd........        3,100          163,719
Fremont General Corp.............................        7,200           36,450
Hartford Financial Services Group, Inc...........      107,900        5,037,581
MBIA, Inc........................................       47,800        2,390,000
Mercury General Corp.............................       15,100          352,963
Safeco Corp......................................       58,700        1,390,456
St. Paul Companies, Inc..........................      101,100        3,051,956
Torchmark Corp...................................       29,700          942,975
Travelers Property Casualty Corp., Class A.......       23,600          786,175
UnumProvident Corp...............................      113,400        3,692,588
                                                                 --------------
                                                                     43,790,156
                                                                 --------------
  TOTAL FINANCE..................................                   207,571,745
                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------
HEALTH CARE (10.5%)
BIOTECHNOLOGY (0.1%)
Genzyme Corp.+...................................       25,100   $      903,600
Human Genome Sciences, Inc.+.....................        5,800          649,600
IDEC Pharmaceuticals Corp.+......................        4,600          583,050
                                                                 --------------
                                                                      2,136,250
                                                                 --------------

HEALTH SERVICES (0.9%)
Aetna, Inc.......................................       40,000        2,185,000
Columbia / HCA Healthcare Corp...................      153,900        4,193,775
Healthsouth Corp.+...............................      130,700          743,356
Humana, Inc.+....................................       45,900          321,300
Manor Care, Inc..................................       40,200          806,513
Tenet Healthcare Corp.+..........................       94,400        2,106,300
United Healthcare Corp...........................       21,300        1,106,269
Wellpoint Health Networks, Inc.+.................       22,800        1,312,425
                                                                 --------------
                                                                     12,774,938
                                                                 --------------

MEDICAL SUPPLIES (0.5%)
Becton, Dickinson & Co...........................       29,800          812,050
Boston Scientific Corp.+.........................       83,900        1,772,388
Medtronic, Inc...................................       90,700        3,525,963
PE Corp.- PE Biosystems Group....................        6,300          514,238
St. Jude Medical, Inc............................       19,200          510,000
                                                                 --------------
                                                                      7,134,639
                                                                 --------------
PHARMACEUTICALS (9.0%)
Abbott Laboratories..............................      300,800       11,430,400
ALZA Corp.+......................................       97,500        4,210,781
American Home Products Corp......................      329,400       17,128,800
Bristol-Myers Squibb Co..........................      403,400       29,473,413
Eli Lilly & Co...................................      279,800       20,075,650
Forest Laboratories, Inc.+.......................       60,500        3,096,844
Johnson & Johnson................................       27,900        2,894,625
Merck & Co., Inc.................................      104,600        8,211,100
Monsanto Co......................................      248,000       10,462,500
Pfizer, Inc......................................       79,800        2,887,763
Schering-Plough Corp.............................       74,600        3,813,925
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------
PHARMACEUTICALS (CONTINUED)

Warner-Lambert Co................................      203,000   $   18,206,563
Watson Pharmaceuticals, Inc.+....................       31,600        1,175,125
                                                                 --------------
                                                                    133,067,489
                                                                 --------------
  TOTAL HEALTH CARE..............................                   155,113,316
                                                                 --------------

INDUSTRIAL PRODUCTS & SERVICES (8.8%)
AEROSPACE (0.5%)
Lockheed Martin Corp.............................      188,100        3,738,488
Raytheon Co., Class A............................       88,700        2,583,388
Raytheon Co., Class B............................       29,300          899,144
                                                                 --------------
                                                                      7,221,020
                                                                 --------------

BUILDING MATERIALS (0.1%)
Owens Corning....................................       16,200          255,150
USG Corp.+.......................................       16,600          823,775
                                                                 --------------
                                                                      1,078,925
                                                                 --------------

CAPITAL GOODS (0.2%)
Eaton Corp.......................................       28,900        2,237,944
Modine Manufacturing Co..........................       10,000          282,500
PACCAR, Inc......................................       23,600          970,550
                                                                 --------------
                                                                      3,490,994
                                                                 --------------

COMMERCIAL SERVICES (0.6%)
Cendant Corp.+...................................      418,500        6,931,406
Equifax, Inc.....................................       69,100        1,710,225
Service Corp. International......................      134,700        1,018,669
                                                                 --------------
                                                                      9,660,300
                                                                 --------------

DIVERSIFIED MANUFACTURING (6.8%)
AlliedSignal, Inc................................      113,300        6,776,756
B.F.Goodrich Co..................................       45,900        1,035,619
Cooper Industries, Inc...........................       40,000        1,717,500
Deere & Co.......................................       93,000        3,993,188
Eastman Kodak Co.................................      132,300        8,186,063
General Electric Co..............................      391,800       50,934,000
Hubbell, Inc., Class B...........................       26,900          749,838
Ingersoll-Rand Co................................       47,600        2,305,625
ITT Industries, Inc..............................       52,500        1,830,938
National Service Industries Inc..................        4,600          135,988
Teledyne Technologies, Inc.+.....................            5               44

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------
DIVERSIFIED MANUFACTURING (CONTINUED)
Tyco International Ltd.(i).......................      387,600   $   15,528,225
Xerox Corp.......................................      254,500        6,887,406
                                                                 --------------
                                                                    100,081,190
                                                                 --------------
ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric Co..............................       61,600        3,511,200
W.W. Grainger, Inc...............................       25,100        1,182,838
                                                                 --------------
                                                                      4,694,038
                                                                 --------------

POLLUTION CONTROL (0.3%)
Waste Management, Inc............................      231,800        3,766,750
                                                                 --------------
TEXTILES (0.0%)
Unifi, Inc.......................................        6,500           86,125
                                                                 --------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                   130,079,342
                                                                 --------------

TECHNOLOGY (23.1%)
COMPUTER PERIPHERALS (1.7%)
EMC Corp.+.......................................      232,600       19,436,638
Lexmark International Group, Inc., Class A+......       22,700        1,884,100
Quantum Corp.- DLT & Storage Systems+............       36,000          567,000
Seagate Technology, Inc.+........................       77,400        2,863,800
                                                                 --------------
                                                                     24,751,538
                                                                 --------------
COMPUTER SOFTWARE (5.6%)
Adobe Systems, Inc...............................       19,800        1,360,013
BMC Software, Inc.+..............................       54,400        3,961,000
Citrix Systems, Inc.+............................       19,600        1,859,550
Microsoft Corp.+(s)..............................      808,000       73,565,875
Novell, Inc......................................      109,300        2,138,181
                                                                 --------------
                                                                     82,884,619
                                                                 --------------
COMPUTER SYSTEMS (3.2%)
Compaq Computer Corp.............................      306,400        7,487,650
Dell Computer Corp.+.............................      275,300       11,837,900
International Business Machines Corp.(s).........       78,400        8,080,100
Sun Microsystems, Inc.+..........................      155,400       20,551,650
                                                                 --------------
                                                                     47,957,300
                                                                 --------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------

ELECTRONICS (3.7%)
3Com Corp.+......................................      105,800   $    4,212,163
Cisco Systems, Inc.+.............................      553,500       49,365,281
Symbol Technologies, Inc.........................       25,700        1,225,569
                                                                 --------------
                                                                     54,803,013
                                                                 --------------

INFORMATION PROCESSING (1.1%)
Automatic Data Processing, Inc...................       93,300        4,606,688
DoubleClick, Inc.+...............................        7,300        1,168,456
Electronic Data Systems Corp.....................       78,100        5,022,806
Exodus Communications, Inc.+.....................       12,300        1,326,094
First Data Corp..................................       85,700        3,706,525
                                                                 --------------
                                                                     15,830,569
                                                                 --------------

SEMICONDUCTORS (4.5%)
Applied Materials, Inc.+.........................       60,800        5,924,200
Intel Corp.(s)...................................      570,700       43,765,556
National Semiconductor Corp.+....................       30,400        1,292,000
Texas Instruments, Inc...........................      132,000       12,680,250
Xilinx, Inc.+....................................       24,500        2,192,750
                                                                 --------------
                                                                     65,854,756
                                                                 --------------

TELECOMMUNICATIONS-EQUIPMENT (3.3%)
Lucent Technologies, Inc.........................      499,500       36,494,719
Motorola, Inc....................................      103,400       11,813,450
                                                                 --------------
                                                                     48,308,169
                                                                 --------------
  TOTAL TECHNOLOGY...............................                   340,389,964
                                                                 --------------

TRANSPORTATION (0.7%)
AIRLINES (0.2%)
AMR Corp.+.......................................       26,600        1,619,275
Northwest Airlines Corp.+........................       14,400          337,500
Southwest Airlines Co............................       28,500          464,906
                                                                 --------------
                                                                      2,421,681
                                                                 --------------

RAILROADS (0.5%)
Burlington Northern Railroad Co..................       79,400        2,302,600
CSX Corp.........................................       35,600        1,266,025
Norfolk Southern Corp............................       63,900        1,365,863

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------
RAILROADS (CONTINUED)
Union Pacific Corp...............................       62,100   $    2,922,581
Wisconsin Central Transportation Corp.+..........        1,800           25,256
                                                                 --------------
                                                                      7,882,325
                                                                 --------------
TRUCK & FREIGHT CARRIERS (0.0%)
CNF Transportation, Inc..........................        7,700          256,025
Consolidated Freightways Corp.+..................          100              913
Ryder System, Inc................................       10,700          241,419
United Parcel Service, Inc., Class B.............        3,900          257,644
                                                                 --------------
                                                                        756,001
                                                                 --------------
  TOTAL TRANSPORTATION...........................                    11,060,007
                                                                 --------------

UTILITIES (9.7%)
ELECTRIC (2.1%)
Allegheny Energy, Inc............................       33,300          965,700
Carolina Power & Light Co........................       80,900        2,437,113
Central & South West Corp........................      152,300        3,046,000
Cinergy Corp.....................................       42,200        1,068,188
CMS Energy Corp..................................       33,900        1,127,175
Constellation Energy Group.......................       42,000        1,236,375
Dominion Resources, Inc.+(i).....................       59,400        2,695,275
DTE Energy Co....................................       42,000        1,388,625
Entergy Corp.....................................       85,500        2,356,594
FPL Group, Inc...................................       48,400        2,117,500
GPU, Inc.........................................        8,200          262,400
NiSource, Inc....................................       33,700          633,981
Northern States Power Co.........................      103,300        2,111,194
PG&E Corp........................................      116,200        2,599,975
Pinnacle West Capital Corp.......................       24,500          813,094
PP&L Resources, Inc..............................       53,100        1,224,619
TECO Energy, Inc.................................       38,100          762,000
Texas Utilities Co...............................       82,200        2,943,788
USEC, Inc........................................       51,500          424,875
Wisconsin Energy Corp............................       33,200          659,850
                                                                 --------------
                                                                     30,874,321
                                                                 --------------

NATURAL GAS (0.2%)
Columbia Energy Group............................       26,400        1,656,600
Consolidated Natural Gas Co......................       19,900        1,276,088
                                                                 --------------
                                                                      2,932,688
                                                                 --------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------  ---------------

TELEPHONE (7.4%)
Global Crossing Ltd.+(i).........................      142,600   $    6,220,925
AT&T Corp........................................      200,100       11,180,588
Bell Atlantic Corp...............................      142,100        8,996,706
GTE Corp.........................................      190,600       13,913,800
Level 3 Communications, Inc.+....................       65,300        4,428,156
MCI WorldCom, Inc.+..............................      382,200       31,603,163
SBC Communications, Inc..........................      622,700       32,341,481
                                                                 --------------
                                                                    108,684,819
                                                                 --------------
  TOTAL UTILITIES................................                   142,491,828
                                                                 --------------
  TOTAL COMMON STOCKS (COST $1,282,953,282)......                 1,428,822,229
                                                                 --------------

                                                    PRINCIPAL
                                                      AMOUNT
                                                   ------------
FIXED INCOME SECURITIES (0.2%)
U.S. TREASURY OBLIGATIONS (0.2%)
U.S. TREASURY NOTES (0.2%)
5.38% due 07/31/00 (s) (cost $3,289,312).........  $ 3,289,312        3,282,301
                                                                 --------------

SHORT-TERM INVESTMENTS (3.6%)
OTHER INVESTMENT COMPANIES (3.6%)
J.P. Morgan Institutional Prime Money Market
  (cost $52,762,901).............................   52,762,901       52,762,901
                                                                 --------------
TOTAL INVESTMENTS (COST $1,339,005,495) (100.6%)...............
                                                                  1,484,867,432
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)..................
                                                                     (8,612,693)
                                                                 --------------
NET ASSETS (100.0%)............................................  $1,476,254,739
                                                                 ==============

------------------------------
Note: The cost of investments for federal income tax purposes at November 30, 1999 was $1,340,684,785; the aggregate gross unrealized appreciation and depreciation was $241,950,097 and $97,767,450 respectively, resulting in net unrealized appreciation of $144,182,647.
+ - Non-income producing security.
(s) - Security is fully or partially segregated with custodian as collateral for futures contracts or with brokers as initial margin for futures contracts. Total market value of securities segregated is $50,113,804.
(i) - Foreign security.
ADR - American Depositary Receipt.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $1,339,005,495 )        $1,484,867,432
Receivable for Investments Sold                        14,173,795
Dividends and Interest Receivable                       2,155,520
Deferred Organization Expenses                              3,617
Prepaid Trustees' Fees                                        444
Prepaid Expenses and Other Assets                          32,735
                                                   --------------
    Total Assets                                    1,501,233,543
                                                   --------------
LIABILITIES
Payable to Custodian                                    2,182,597
Payable for Investments Purchased                      21,633,417
Variation Margin Payable                                  617,899
Advisory Fee Payable                                      425,110
Custody Fee Payable                                        47,916
Administrative Services Fee Payable                        30,157
Administration Fee Payable                                  1,283
Fund Services Fee Payable                                     814
Accrued Expenses                                           39,611
                                                   --------------
    Total Liabilities                                  24,978,804
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $1,476,254,739
                                                   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $38,475)                                                   $ 8,696,773
Interest Income                                                     839,555
                                                                -----------
    Investment Income                                             9,536,328
EXPENSES
Advisory Fee                                       $ 2,310,282
Administrative Services Fee                            167,661
Custodian Fees and Expenses                            126,945
Professional Fees and Expenses                          23,891
Fund Services Fee                                       11,507
Administration Fee                                       7,683
Trustees' Fees and Expenses                              5,278
Printing Expenses                                        4,333
Amortization of Organization Expense                       869
Insurance Expense                                          675
                                                   -----------
    Total Expenses                                                2,659,124
                                                                -----------
NET INVESTMENT INCOME                                             6,877,204
NET REALIZED GAIN/(LOSS) ON
  Investments                                       42,280,764
  Futures                                           (1,767,221)
                                                   -----------
    Net Realized Gain                                            40,513,543
NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments                                       12,727,698
  Futures                                            2,198,347
                                                   -----------
    Net Change in Unrealized Appreciation                        14,926,045
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $62,316,792
                                                                ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED     FOR THE FISCAL
                                                   NOVEMBER 30, 1999    YEAR ENDED
                                                      (UNAUDITED)      MAY 31, 1999
                                                   -----------------  --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      6,877,204   $    7,760,571
Net Realized Gain on Investments and Futures
  Contracts                                              40,513,543       34,862,292
Net Change in Unrealized Appreciation of
  Investments and Futures Contracts                      14,926,045       97,213,895
                                                   ----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                         62,316,792      139,836,758
                                                   ----------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           429,513,024      796,144,084
Withdrawals                                            (144,258,533)    (121,433,323)
                                                   ----------------   --------------
    Net Increase from Investors' Transactions           285,254,491      674,710,761
                                                   ----------------   --------------
    Total Increase in Net Assets                        347,571,283      814,547,519
NET ASSETS
Beginning of Period                                   1,128,683,456      314,135,937
                                                   ----------------   --------------
End of Period                                      $  1,476,254,739   $1,128,683,456
                                                   ================   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          FOR THE        FOR THE PERIOD
                                                         FOR THE        FISCAL YEAR     DECEMBER 30, 1996
                                                    SIX MONTHS ENDED   ENDED MAY 31,    (COMMENCEMENT OF
                                                    NOVEMBER 30, 1999  --------------  OPERATIONS) THROUGH
                                                       (UNAUDITED)      1999    1998      MAY 31, 1997
                                                    -----------------  ------  ------  -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                             0.40%(a)     0.42%   0.45%          0.45%(a)
  Net Investment Income                                    1.04%(a)     1.18%   1.27%          1.54%(a)
  Expenses without Reimbursement                           0.40%(a)     0.42%   0.51%          0.78%(a)
Portfolio Turnover                                        28.64%       50.64%  60.59%         20.47%

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Disciplined Equity Portfolio (the "portfolio") is one of five subtrusts (portfolios) comprising The Series Portfolio (the "series portfolio"). The series portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio commenced operations on December 30, 1996. The portfolio's investment objective is to provide a high total return from a broadly diversified portfolio of equity securities. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio incurred organization expenses in the amount of $9,049. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------
      ("J.P. Morgan"), has agreed to pay the organization expenses of the portfolio. The portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

   d) Expenses incurred by the series portfolio with respect to any two or more portfolios in the series portfolio are allocated in proportion to the net assets of each portfolio in the series portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

   f) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.35% of the portfolio's average daily net assets. Effective October 1, 1998, the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement will remain the same. At November 30, 1999, such fees amounted to $2,310,282.

      The portfolio may invest in one or more affiliated money market funds:
      J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund.

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------
      The Advisor has agreed to reimburse its advisory fee from the portfolio in an amount to offset any doubling of investment advisory and shareholder servicing fees. For the six months ended November 30, 1999, J.P. Morgan has agreed to reimburse the portfolio $7,220 under this agreement.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. At November 30, 1999, the fee for these services amounted to $7,683.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of the their aggregate average daily net assets and 0.04 % of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. At November 30, 1999, the fee for these services amounted to $167,661.

      In addition, J.P. Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 0.45% of the average daily net assets of the portfolio through August 31, 2000. This arrangement can be changed or terminated at any time at the option of J.P. Morgan. For the six months ended
      November 30, 1999, J.P. Morgan did not reimburse expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $11,507 for the six months ended November 30, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------
      as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,400.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1999, were as follows:

COST OF              PROCEEDS
PURCHASES           FROM SALES
---------          ------------
$    649,932,982   $370,790,001

Futures Transactions as of November 30, 1999 are summarized as follows:

                                                                                   CURRENT MARKET
                                                                   NET UNREALIZED      VALUE
                                                   CONTRACTS LONG   APPRECIATION    OF CONTRACTS
                                                   --------------  --------------  --------------
S & P 500, expiring December 1999................            131   $   1,490,789   $  45,571,625
                                                   =============   =============   =============

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in the report.

J.P. MORGAN FUNDS

   PRIME MONEY MARKET FUND

   FEDERAL MONEY MARKET FUND

   TAX EXEMPT MONEY MARKET FUND

   TAX AWARE ENHANCED INCOME FUND: SELECT SHARES

   SHORT TERM BOND FUND

   BOND FUND

   GLOBAL STRATEGIC INCOME FUND

   EMERGING MARKETS DEBT FUND

   TAX EXEMPT BOND FUND

   NEW YORK TAX EXEMPT BOND FUND

   CALIFORNIA BOND FUND: SELECT SHARES

   DIVERSIFIED FUND

   DISCIPLINED EQUITY FUND

   U.S. EQUITY FUND

   U.S. SMALL COMPANY FUND

   U.S. SMALL COMPANY OPPORTUNITIES FUND

   TAX AWARE U.S. EQUITY FUND: SELECT SHARES

   INTERNATIONAL EQUITY FUND

   EUROPEAN EQUITY FUND

   INTERNATIONAL OPPORTUNITIES FUND

   EMERGING MARKETS EQUITY FUND

   GLOBAL 50 FUND: SELECT SHARES

FOR MORE INFORMATION ON THE J.P. MORGAN FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.
IM0872-M

J.P. MORGAN DISCIPLINED EQUITY FUND

SEMIANNUAL REPORT
NOVEMBER 30, 1999